UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2005

Check here if Amendment |_|; Amendment Number: ______
  This Amendment (Check only one.):            |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL.  60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JAMES ZILS
Title:       VICE PRESIDENT INVESTMENT OPERATIONS
Phone:       847-402-3073

Signature, Place, and Date of Signing:

     /s/  JAMES ZILS                    NORTHBROOK, IL.         11/10/2005
     ----------------------------    --------------------    ----------------
              [Signature]                [City, State]            [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            ONE

Form 13F Information Table Entry Total:       86

Form 13F Information Table Value Total:       316,693 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number            Name

1       028-10298                       ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                       TITLE OF               VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER                CLASS       CUSIP    (x$1000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------------  ----------  ---------  --------  -----------  ---  ----  -------  --------  ----  ------  ----
3M COMPANY                            COMMON      88579Y101      917        12,500   SH        DEFINED         1           X
COMMERCE BANCORP INC                  COMMON      200519106      614        20,000   SH        DEFINED         1           X
GENERAL MOTORS                        REDEEMABLE
                                      P/S         370442741    2,145        90,000   SH        DEFINED         1           X
JOHNSON & JOHNSON                     COMMON      478160104    1,044        16,500   SH        DEFINED         1           X
NORTHROP GRUMMAN CORP                 COMMON      666807102    1,087        20,000   SH        DEFINED         1           X
TRAVELERS PPTY CASUALTY               REDEEMABLE
                                      P/S         89420G307    8,577       356,500   SH        DEFINED         1           X

3M COMPANY 0% 11/21/2032              DEBT        88579YAB7    3,708     4,262,000  PRN        DEFINED         1           X
AFFILIATED MANAGERS GRP 0%
  05/07/2021                          DEBT        008252AC2    1,251     1,000,000  PRN        DEFINED         1           X
AFFILIATED MANAGERS GRP 2.793750%
  02/25/2033                          DEBT        008252AE8    1,169       700,000  PRN        DEFINED         1           X
ALLERGAN INC 0% 11/06/2022            DEBT        018490AE2      633       600,000  PRN        DEFINED         1           X
ALZA CORP 0% 07/28/2020               DEBT        02261WAB5    3,562     4,100,000  PRN        DEFINED         1           X
AMDOCS LIMITED .500000% 03/15/2024    DEBT        02342TAD1    3,878     4,250,000  PRN        DEFINED         1           X
AMERICAN EXPRESS 1.850000%
  12/01/2033                          DEBT        025816AS8    6,594     6,250,000  PRN        DEFINED         1           X
AMERICAN INTL GROUP .500000%
  05/15/2007                          DEBT        026874AN7    3,286     3,500,000  PRN        DEFINED         1           X
AMERICAN INTL GROUP 0% 11/09/2031     DEBT        026874AP2    6,990    10,375,000  PRN        DEFINED         1           X
AMGEN INC 0% 03/01/2032               DEBT        031162AL4    5,934     7,500,000  PRN        DEFINED         1           X
AON CORP 3.500000% 11/15/2012         DEBT        037389AT0      458       300,000  PRN        DEFINED         1           X
ARROW ELECTRONIC INC 0% 02/21/2021    DEBT        042735AY6    3,789     7,000,000  PRN        DEFINED         1           X
AXCAN PHARMA INC 4.250000%
  04/15/2008                          DEBT        054923AB3      382       350,000  PRN        DEFINED         1           X
CARNIVAL CORP 0% 10/24/2021           DEBT        143658AS1    1,038     1,250,000  PRN        DEFINED         1           X
CARNIVAL CORP 1.132000% 04/29/2033    DEBT        143658AV4    3,713     5,000,000  PRN        DEFINED         1           X
CARNIVAL CORP 2.000000% 04/15/2021    DEBT        143658AN2    3,002     2,300,000  PRN        DEFINED         1           X
CBRL GROUP INC 0% 04/03/2032          DEBT        12489VAB2    1,601     3,500,000  PRN        DEFINED         1           X
CENTURYTEL INC 4.750000% 08/01/2032   DEBT        156700AH9    2,085     2,000,000  PRN        DEFINED         1           X
CHIRON CORP 1.625000% 08/01/2033      DEBT        170040AG4    2,933     3,000,000  PRN        DEFINED         1           X
COOPER CAMERON CORP 1.500000%
  05/15/2024                          DEBT        216640AE2    1,203     1,000,000  PRN        DEFINED         1           X
COSTCO WHOLESALE CORP 0% 08/19/2017   DEBT        22160QAC6    4,900     5,000,000  PRN        DEFINED         1           X
CSX CORP 0% 10/30/2021                DEBT        126408GA5    6,424     7,050,000  PRN        DEFINED         1           X
DANAHER CORP 0% 01/22/2021            DEBT        235851AF9    5,591     7,000,000  PRN        DEFINED         1           X
DEVON ENERGY CORPORATION 4.900000%
  08/15/2008                          DEBT        25179MAA1    7,073     5,750,000  PRN        DEFINED         1           X
DEVON ENERGY CORPORATION 4.950000%
  08/15/2008                          DEBT        25179MAB9    1,353     1,100,000  PRN        DEFINED         1           X
DIAMOND OFFSHORE DRILL 1.500000%
  04/15/2031                          DEBT        25271CAE2    3,945     3,000,000  PRN        DEFINED         1           X
DOMINION RESOURCES INC 2.125000%
  12/15/2023                          DEBT        25746UAT6    4,425     3,750,000  PRN        DEFINED         1           X
DUKE ENERGY CORP 1.750000%
  05/15/2023                          DEBT        264399EJ1    5,848     4,750,000  PRN        DEFINED         1           X
EASTMAN KODAK CO 3.375000%
  10/15/2033                          DEBT        277461BE8    1,466     1,500,000  PRN        DEFINED         1           X
ELECTRONCIS FOR IMAGING 1.500000%
  06/01/2023                          DEBT        286082AA0    2,055     2,000,000  PRN        DEFINED         1           X
FLUOR CORP 1.500000% 02/15/2024       DEBT        343412AA0    2,485     2,000,000  PRN        DEFINED         1           X
FOUR SEASONS HTL 1.875000%
  07/30/2024                          DEBT        35100EAE4    1,028     1,000,000  PRN        DEFINED         1           X
FRANKLIN RESOURCES INC 0% 05/11/2031  DEBT        354613AC5    4,324     5,500,000  PRN        DEFINED         1           X
GATX CORP 7.500000% 02/01/2007        DEBT        361448AC7      623       500,000  PRN        DEFINED         1           X
GENERAL MILLS INC 0% 10/28/2022       DEBT        370334AU8    1,778     2,500,000  PRN        DEFINED         1           X
GENZYME CORP 1.250000% 12/01/2023     DEBT        372917AN4    3,152     2,750,000  PRN        DEFINED         1           X
GREATER BAY BANCORP 0% 03/23/2024     DEBT        391648AP7    1,790     2,000,000  PRN        DEFINED         1           X
HARRIS CORP 3.500000% 08/15/2022      DEBT        413875AH8    1,031       550,000  PRN        DEFINED         1           X
HASBRO INC 2.750000% 12/01/2021       DEBT        418056AN7    1,068     1,000,000  PRN        DEFINED         1           X
HCC INSURANCE HOLDINGS 1.300000%
  04/01/2023                          DEBT        404132AB8    4,772     3,750,000  PRN        DEFINED         1           X
HEALTH MANAGEMENT ASSOC 1.500000%
  08/01/2023                          DEBT        421933AF9    3,098     3,000,000  PRN        DEFINED         1           X
HEWLETT-PACKARD CO 0% 10/14/2017      DEBT        428236AC7    3,238     5,500,000  PRN        DEFINED         1           X
HILTON HOTELS CORP 3.375000%
  04/15/2023                          DEBT        432848AZ2    5,421     4,750,000  PRN        DEFINED         1           X
INCO LTD 1.000000% 03/14/2023         DEBT        453258AT2    4,568     3,000,000  PRN        DEFINED         1           X
INTL GAME TECHNOLOGY 0% 01/29/2033    DEBT        459902AL6    5,715     9,000,000  PRN        DEFINED         1           X
INTL PAPER CO 0% 06/20/2021           DEBT        460146BM4    6,910    12,450,000  PRN        DEFINED         1           X
IVAX CORP 4.500000% 05/15/2008        DEBT        465823AG7    8,489     8,500,000  PRN        DEFINED         1           X
KELLWOOD CO 3.500000% 06/15/2034      DEBT        488044AF5    2,531     3,000,000  PRN        DEFINED         1           X
LEAR CORP 0% 02/20/2022               DEBT        521865AG0    1,122     2,500,000  PRN        DEFINED         1           X
LEHMAN BROTHERS HOLDINGS .250000%
  05/08/2010                          DEBT        524908FN5    1,735     2,000,000  PRN        DEFINED         1           X
LEHMAN BROTHERS HOLDINGS .750000%
  02/11/2011                          DEBT        524908LS7    1,901     2,000,000  PRN        DEFINED         1           X
LIBERTY MEDIA CORP 3.250000%
  03/15/2031                          DEBT        530715AR2    2,414     3,115,000  PRN        DEFINED         1           X
LOCKHEED MARTIN CORP 3.018130%
  08/15/2033                          DEBT        539830AP4    5,844     5,600,000  PRN        DEFINED         1           X
LOWE'S COMPANIES INC .861000%
  10/19/2021                          DEBT        548661CG0    7,636     6,750,000  PRN        DEFINED         1           X
LOWE'S COMPANIES INC 0% 02/16/2021    DEBT        548661CF2    2,653     2,500,000  PRN        DEFINED         1           X
MASCO CORP 0% 07/20/2031              DEBT        574599BB1    6,193    13,500,000  PRN        DEFINED         1           X
MEDIMMUNE INC 1.000000% 07/15/2023    DEBT        584699AE2    3,880     4,000,000  PRN        DEFINED         1           X
MEDTRONIC INC 1.250000% 09/15/2021    DEBT        585055AD8   11,286    11,300,000  PRN        DEFINED         1           X
MERRILL LYNCH & CO 0% 03/13/2032      DEBT        590188W46   10,467    10,300,000  PRN        DEFINED         1           X
MORGAN STANLEY 1.250000% 12/30/2008   DEBT        617446GR4    2,244     2,500,000  PRN        DEFINED         1           X
NABORS INDUSTRIES INC 0% 06/15/2023   DEBT        629568AL0    1,136     1,000,000  PRN        DEFINED         1           X
NEWS AMERICA INC 0% 02/28/2021        DEBT        652482AZ3    7,881    13,500,000  PRN        DEFINED         1           X
NEXTEL COMMUNIC                       DEBT        65332VAY9    2,015     2,000,000  PRN        DEFINED         1           X
ODYSSEY RE HOLDINGS 4.375000%
  06/15/2022                          DEBT        67612WAB4    2,393     2,000,000  PRN        DEFINED         1           X
OMNICOM GROUP 0% 06/15/2033           DEBT        681919AR7    7,341     7,500,000  PRN        DEFINED         1           X
PLACER DOME INC 2.750000% 10/15/2023  DEBT        725906AK7    1,676     1,500,000  PRN        DEFINED         1           X
PMI GROUP INC 2.500000% 07/15/2021    DEBT        69344MAE1    5,138     5,000,000  PRN        DEFINED         1           X
PPL ENERGY SUPPLY LLC 2.625000%
  05/15/2023                          DEBT        69352JAE7    3,250     2,500,000  PRN        DEFINED         1           X
REEBOK INTL LTD 2.000000% 05/01/2024  DEBT        758110AH3    2,235     2,000,000  PRN        DEFINED         1           X
SCHLUMBERGER LIMITED 2.125000%
  06/01/2023                          DEBT        806857AD0    1,179     1,000,000  PRN        DEFINED         1           X
SLM CORP 3.110630% 07/25/2035         DEBT        78442PAC0    5,120     5,000,000  PRN        DEFINED         1           X
TEVA PHARMACEUT FIN BV .375000%
  11/15/2022                          DEBT        88164MAB4    5,222     3,350,000  PRN        DEFINED         1           X
TEVA PHARMACEUT FIN LLC .250000%
  02/01/2024                          DEBT        88164RAB3    2,991     2,900,000  PRN        DEFINED         1           X
TJX COMPANIES INC 0% 02/13/2021       DEBT        872540AL3    4,208     5,500,000  PRN        DEFINED         1           X
TRANSOCEAN INC 1.500000% 05/15/2021   DEBT        893830AD1    3,094     3,000,000  PRN        DEFINED         1           X
TYCO INTL GROUP SA 3.125000%
  01/15/2023                          DEBT        902118BG2   10,061     7,600,000  PRN        DEFINED         1           X
UNIVERSAL HEALTH SVCS .426000%
  06/23/2020                          DEBT        913903AL4    3,190     5,500,000  PRN        DEFINED         1           X
WALT DISNEY COMPANY 2.125000%
  04/15/2023                          DEBT        254687AU0   11,179    11,000,000  PRN        DEFINED         1           X
WORLD COLOR PRESS, INC., CONVERTIBLE  DEBT        981443AA2      999     1,000,000  PRN        DEFINED         1           X
WYETH 2.390000% 01/15/2024            DEBT        983024AD2    2,321     2,250,000  PRN        DEFINED         1           X

----------------------------------------------------------------------------------
"STOCK"                                                   6   14,384       515,500
----------------------------------------------------------------------------------
DEBT                                                     80  302,309   331,052,000
----------------------------------------------------------------------------------
REPORT TOTALS                                            86  316,693   331,567,500
----------------------------------------------------------------------------------